PROSPECTUS SUPPLEMENT


NORTHERN FUNDS -- EQUITY FUNDS
SUPPLEMENT DATED NOVEMBER 16, 2005 TO PROSPECTUS DATED JULY 31, 2005


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The following replaces the sixth paragraph under "Fund Management" on page 43 of the Prospectus:

Effective November 4, 2005, the management team leaders for the INTERNATIONAL GROWTH EQUITY FUND are Stephen Dowds, Senior Vice President of Northern Trust and Diane Jones, Vice President of Northern Trust. Mr. Dowds has had such responsibility since February 2005, and Ms. Jones since November 2002. Mr. Dowds joined Northern Trust in March 2004. From 1995 to 2004, Mr. Dowds was Chief Investment Officer at Dryden Capital Management (a Division of Prudential-Bache International). Ms. Jones joined Northern Trust in August 2000 and has managed various equity portfolios during the past five years.



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                                     50 South LaSalle Street
                                     P.O. Box 75986
                                     Chicago, Illinois 60675-5986
                                     800/595-9111
     (NORTHERN FUNDS LOGO)           northernfunds.com

PROSPECTUS SUPPLEMENT


NORTHERN FUNDS -- FIXED INCOME FUNDS
SUPPLEMENT DATED NOVEMBER 16, 2005 TO PROSPECTUS DATED JULY 31, 2005


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The following replaces the first paragraph on page 43 of the Prospectus under
"Fund Management":

Effective November 8, 2005, the managers for the SHORT-INTERMEDIATE U.S. GOVERNMENT FUND and the U.S. GOVERNMENT FUND are Brian E. Andersen and Timothy
S. Musial, both Vice Presidents of Northern Trust. Mr. Andersen has had such responsibility since August 2005 and Mr. Musial since November 2005. Mr. Andersen joined Northern Trust in 1999 and for the past five years has managed the taxable money market group. Joining Northern Trust in 1994, Mr. Musial has been managing and trading fixed income portfolios for the past five years.

                                     50 South LaSalle Street
                                     P.O. Box 75986
                                     Chicago, Illinois 60675-5986
                                     800/595-9111
     (NORTHERN FUNDS LOGO)           northernfunds.com